Basic and Diluted Loss Per Share - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Warrants and options excluded from the computation of potentially dilutive securities	14,968,048	15,867,581		129,532